UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2012
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:
Name:            Wilkins Investment Counsel, Inc.
Address:         160 Federal Street, 17th Floor
                 Boston, MA 02110
13F File Number: 028-11031

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:            Michael F. Charland
Title:           Executive Vice President, Treasurer
Phone:           617-951-9969
Signature,            Place,            and Date of Signing:
Michael F. Charland   Boston, MA        February 11, 2013

Report Type (Check only one):  [X] 13F HOLDINGS REPORT
                               [ ] 13F NOTICE
                               [ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary: Wilkins Investment Counsel, Inc. 12-31-12
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:    64
Form 13F Information Table Value Total:     $198,149 (x$1000)

List of Other Included Managers: None

    				     		                       		                               < C>
Name of Issuer                                    Class   Cusip        		Market     Shares    Inv Auth  Mngr  Voting Auth
3M                                                Common  88579Y101            6737.66     72565	Sole           72565
AT&T                                              Common  00206R102            3555.63    105477	Sole           105477
Abbott Laboratories                               Common  002824100            230.887      3525	Sole           3525
Accenture                                         Common  G1151C101            4289.25     64500	Sole           64500
Acme Packet                                       Common  004764106            1294.02     58500	Sole           58500
Adobe Systems                                     Common  00724F101            218.544      5800	Sole           5800
American Tower                                    Common  03027x100           3021.257     39100	Sole           39100
Automatic Data Processing                         Common  053015103            5840.05    102583	Sole           102583
BP P.L.C.                                         Common  055622104           5349.241    128464	Sole           128464
Barrick Gold                                      Common  067901108            274.513      7841	Sole           7841
Chevron                                           Common  166764100            784.556      7255	Sole           7255
Chubb                                             Common  171232101            7162.48     95094	Sole           95094
Cisco Systems                                     Common  17275R102           3688.314    187710	Sole           187710
Citrix Systems                                    Common  177376100            383.877      5850	Sole           5850
Clorox                                            Common  189054109           4845.553     66178	Sole           66178
Coca Cola                                         Common  191216100           1103.812     30450	Sole           30450
Colgate Palmolive                                 Common  194162103           4648.371     44465	Sole           44465
ConocoPhillips                                    Common  20825C104           2981.498     51414	Sole           51414
Deere                                             Common  244199105            241.976      2800	Sole           2800
Dow Chemical                                      Common  260543103             5964.7    184500	Sole           184500
DuPont                                            Common  263534109            629.841     14003	Sole           14003
Duke Energy                                       Common  26441c105           1512.442     23706	Sole           23706
Eli Lilly                                         Common  532457108            366.941      7440	Sole           7440
Emerson Electric                                  Common  291011104           2872.286     54235	Sole           54235
Express Scripts                                   Common  30219g108           1212.732     22458	Sole           22458
Exxon Mobil                                       Common  30231G102            5415.52     62571	Sole           62571
F5 Networks                                       Common  315616102            965.185      9935	Sole           9935
General Electric                                  Common  369604103           2540.588    121038	Sole           121038
General Mills                                     Common  370334104           4251.173    105175	Sole           105175
HCP                                               Common  40414l109            239.348      5300	Sole           5300
Hartford Financial                                Common  416515104            518.364     23100	Sole           23100
Hershey Foods                                     Common  427866108           6233.308     86310	Sole           86310
Intel                                             Common  458140100            5450.01    264307	Sole           264307
International Business Machines                   Common  459200101           2131.185     11126	Sole           11126
International Flavors & Fragrances                Common  459506101           8242.642    123875	Sole           123875
J.P. Morgan Chase                                 Common  46625H100           1107.843     25196	Sole           25196
Johnson & Johnson                                 Common  478160104           5289.676     75459	Sole           75459
Linear Technology                                 Common  535678106           4114.285    119950	Sole           119950
McDonald's                                        Common  580135101            255.633      2898	Sole           2898
Medtronic                                         Common  585055106           5460.787    133125	Sole           133125
Merck                                             Common  58933Y105           7587.779    185339	Sole           185339
Microsoft                                         Common  594918104             388.63     14550	Sole           14550
Newmont Mining                                    Common  651639106           5983.097    128835	Sole           128835
NextEra Energy, Inc.                              Common  65339f101             480.87      6950	Sole           6950
Northern Trust                                    Common  665859104           5709.964    113835	Sole           113835
Novartis AG (ADR)                                 Common  66987v109           5003.865     79050	Sole           79050
PepsiCo                                           Common  713448108           4245.876     62047	Sole           62047
Pfizer                                            Common  717081103            6461.83    257659	Sole           257659
Phillips 66                                       Common  718546104           1145.367     21570	Sole           21570
Procter & Gamble                                  Common  742718109            7822.15    115218	Sole           115218
QEP Resources                                     Common  74733V100            472.212     15600	Sole           15600
Questar                                           Common  748356102            782.496     39600	Sole           39600
Royal DutchShell Class A ADR                      Common  780259206            571.527      8289	Sole           8289
Schlumberger Ltd                                  Common  806857108           3670.075     52960	Sole           52960
Sherwin Williams                                  Common  824348106            276.876      1800	Sole           1800
Sigma Aldrich                                     Common  826552101            4598.75     62500	Sole           62500
Sysco                                             Common  871829107           5329.961    168350	Sole           168350
The Scotts Company                                Common  810186106           3953.487     89750	Sole           89750
Union Pacific                                     Common  907818108            521.738      4150	Sole           4150
United Parcel Service                             Common  911312106           5889.184     79875	Sole           79875
United Technologies                               Common  913017109            284.985      3475	Sole           3475
Verizon                                           Common  92343V104           1018.662     23542	Sole           23542
Wal-Mart Stores                                   Common  931142103            310.446      4550	Sole           4550
Walgreen                                          Common  931422109           4213.218    113840	Sole           113840
                                                                            198149.023





























































































































































































































































































































































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